Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory
Schedule of inventories

	2023	2022
	$	$

Finished goods	4,646	5,455
Raw materials	2,351	2,491
Inventory provision	(8)	(5)
Total inventory	6,989	7,941